Dividends	12 Months Ended
Dec. 31, 2025
Dividends
Dividends

35Dividends

	2025	2024	2023
Dividends declared to owners of the Company	10,809	10,752	8,752
Dividends declared to NCI	9,072	3,024	1,512
	19,881	13,776	10,264

Dividends declared and paid to owners of the Company	10,809	10,752	8,752
Dividends declared and paid to NCI	9,107	1,550	550
Dividends declared and due to owners of the Company	—	—	—
Dividends declared and due to NCI	2,487	2,522	1,048
	22,403	14,824	10,350

Dividends Paid	2025	2024	2023
Opening balance dividends due	2,522	1,048	1,883
Dividends declared	19,881	13,776	10,264
Closing balance dividends due	(2,487)	(2,522)	(1,048)
	19,916	12,302	11,099

Quarterly dividend per share history:

Declaration date	cents per share
April 3, 2023	14.0
June 29, 2023	14.0
September 28, 2023	14.0
January 2, 2024	14.0
March 27, 2024	14.0
July 1, 2024	14.0
November 11, 2024	14.0
March 24, 2025	14.0
May 12, 2025	14.0
August 11, 2025	14.0
November 10, 2025	14.0

35Dividends (continued)

Dividends of 14 cents per share were declared on March 18, 2026.